Shareholder Report, Holdings (Details) - C000014299	Apr. 30, 2026
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	8.80%
Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(33.40%)
CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	6.70%
CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	5.40%
CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
CurrencyExposure_Long_Zambia
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
CurrencyExposure_Short_Saudi Arabia
Holdings [Line Items]
Percent of Net Short Exposure	(5.60%)
CurrencyExposure_Short_United Arab Emirates
Holdings [Line Items]
Percent of Net Short Exposure	(7.80%)
CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(9.30%)
CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.70%)
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.00%
AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	5.50%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	32.00%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	52.70%